Basis of Presentation and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Earnings per Share
	For the Nine Months Ended
	September 30,
	2019	2018
Weighted average common shares outstanding – basic	14,837,666	3,058,442
Plus: Potentially dilutive common shares:
Warrants	-	11,950
Weighted average common shares outstanding – diluted	14,837,666	3,070,392

Stock-Based Compensation
	December 31,	December 31,
	2018	2017

Common stock issued for services	$-	$84,600
Warrants issued for services, related parties	272,585	102,364
Warrants issued for services	24,359	9,617
Common stock issued for services on terminated offering	-	586,823
Total stock based compensation	$296,944	$783,404